TETON Westwood Balanced Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 62.2%
Aerospace and Defense  — 0.6%
584 General Dynamics Corp. ................................... $ 196,610
Automotive: Parts and Accessories  — 0.6%
2,066 O'Reilly Automotive Inc.† ................................. 188,440
Business Services  — 1.3%
1,160 Visa Inc., Cl. A .................................................... 406,824
Commercial Services and Supplies  — 1.2%
1,254 Advanced Drainage Systems Inc. ..................... 181,617
883 Waste Management Inc. .................................... 194,004
375,621
Computer Hardware  — 5.0%
4,581 Apple Inc. ........................................................... 1,245,391
2,564 Dell Technologies Inc., Cl. C ............................. 322,756
1,568,147
Computer Software and Services  — 6.2%
877 Accenture plc, Cl. A ........................................... 235,299
1,505 Alphabet Inc., Cl. A ........................................... 471,065
705 Meta Platforms Inc., Cl. A ................................. 465,363
802 Microsoft Corp. .................................................. 387,863
1,461 Salesforce Inc. ..................................................... 387,034
1,946,624
Consumer Products  — 0.6%
2,093 Church & Dwight Co. Inc. ................................ 175,498
Consumer Services  — 4.0%
5,521 Amazon.com Inc.† ............................................. 1,274,357
Diversified Industrial  — 3.2%
11,300 CSX Corp. ........................................................... 409,625
851 Deere & Co. ........................................................ 396,200
1,960 Veralto Corp. ...................................................... 195,569
1,001,394
Electronics  — 0.8%
267 Monolithic Power Systems Inc. ........................ 241,998
Energy and Utilities: Integrated  — 3.7%
3,770 Entergy Corp. ..................................................... 348,461
5,432 NextEra Energy Inc. .......................................... 436,081
2,125 The Southern Co. ............................................... 185,300
1,849 WEC Energy Group Inc. ................................... 194,996
1,164,838
Energy: Oil  — 1.3%
1,306 Chevron Corp. ................................................... 199,047
1,829 Exxon Mobil Corp. ............................................ 220,102
419,149
Equipment and Supplies  — 0.6%
459 Hubbell Inc. ........................................................ 203,847
Financial Services  — 11.1%
1,621 Arthur J. Gallagher & Co. ................................. 419,499
628 Berkshire Hathaway Inc., Cl. B† ....................... 315,664
1,933 Cullen/Frost Bankers Inc. .................................. 244,776
1,641 Intercontinental Exchange Inc. ......................... 265,776
1,294 JPMorgan Chase & Co. ...................................... 416,953
2,931 KKR & Co. Inc. ................................................... 373,644
1,047 LPL Financial Holdings Inc. ............................. 373,957
Shares
Market
Value
673 MSCI Inc. ............................................................ $ 386,120
2,058 SouthState Bank Corp. ...................................... 193,678
1,211 The Progressive Corp. ....................................... 275,769
2,401 Wells Fargo & Co. .............................................. 223,773
3,489,609
Food and Beverage  — 1.8%
2,626 PepsiCo Inc. ........................................................ 376,884
1,089 The Hershey Co. ................................................ 198,176
575,060
Health Care  — 6.1%
3,021 Abbott Laboratories ........................................... 378,501
1,894 Johnson & Johnson ............................................ 391,963
468 McKesson Corp. ................................................. 383,896
3,691 Merck & Co. Inc. ................................................ 388,515
670 Thermo Fisher Scientific Inc. ............................. 388,231
1,931,106
Materials  — 2.4%
1,695 Eagle Materials Inc. ........................................... 350,323
1,911 Packaging Corp. of America ............................. 394,105
744,428
Real Estate  — 0.7%
1,843 Prologis Inc., REIT ............................................. 235,277
Retail  — 2.9%
1,194 McDonald's Corp. .............................................. 364,922
1,026 The Home Depot Inc. ........................................ 353,047
1,850 Walmart Inc. ....................................................... 206,108
924,077
Semiconductors  — 7.0%
1,186 Broadcom Inc. .................................................... 410,475
6,691 NVIDIA Corp. .................................................... 1,247,871
2,293 Qnity Electronics Inc. ........................................ 187,223
2,020 Texas Instruments Inc. ....................................... 350,450
2,196,019
Telecommunication Services  — 0.5%
830 T-Mobile US Inc. ................................................ 168,523
Transportation  — 0.6%
974 JB Hunt Transport Services Inc. ........................ 189,287
TOTAL COMMON STOCKS ......................... 19,616,733
MANDATORY CONVERTIBLE SECURITIES (a) — 1.0%
Aerospace and Defense  — 1.0%
4,550 The Boeing Co.,
6.000%, 10/15/27 .............................................. 314,223
Principal
Amount
CORPORATE BONDS  — 25.2%
Communications  — 0.9%
Charter Communications Operating Capital
Corp.
$ 200,000 6.384%, 10/23/35 .............................................. 206,822
135,000 3.700%, 04/01/51 .............................................. 85,646
292,468

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Hardware  — 1.0%
$ 295,000 Dell International LLC/EMC Corp.,
5.750%, 02/01/33 .............................................. $ 311,573
Computer Software and Services  — 1.4%
Oracle Corp.
70,000 4.800%, 09/26/32 .............................................. 67,935
240,000 6.250%, 11/09/32 .............................................. 250,984
135,000 6.900%, 11/09/52 .............................................. 133,913
452,832
Diversified Industrial  — 0.8%
250,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 248,123
Electronics  — 0.7%
225,000 Flex Ltd.,
6.000%, 01/15/28 .............................................. 232,526
Energy and Energy Services  — 2.1%
Energy Transfer LP
165,000 7.125%(b)(c) .................................................... 169,641
235,000 6.250%, 04/15/49 .............................................. 233,642
245,000 Plains All American Pipeline LP,
5.950%, 06/15/35 .............................................. 255,889
659,172
Energy and Utilities: Natural Gas  — 0.5%
160,000 Enbridge Inc., (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.97%),
7.200%, 06/27/54(b) ......................................... 170,018
Energy and Utilities: Water  — 0.7%
200,000 Aptiv Swiss Holdings Ltd., (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.39%),
6.875%, 12/15/54(b) ......................................... 207,755
Energy: Oil  — 3.0%
10,000 Civitas Resources Inc.,
8.375%, 07/01/28 .............................................. 10,316
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 .............................................. 102,589
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 255,128
350,000 Northern Oil & Gas Inc.,
7.875%, 10/15/33 .............................................. 340,998
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 232,452
941,483
Financial Services  — 7.6%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(b) ......................................... 221,939
210,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.74%),
5.518%, 10/25/35(b) ......................................... 215,581
250,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 246,549
250,000 Blue Owl Capital Corp.,
3.400%, 07/15/26 .............................................. 248,383
Principal
Amount
Market
Value
$ 250,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(b) ......................................... $ 247,259
240,000 Golub Capital Private Credit Fund,
5.875%, 05/01/30 .............................................. 243,709
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
8.500%, 02/15/32 .............................................. 267,170
250,000 Sixth Street Lending Partners,
5.750%, 01/15/30 .............................................. 253,626
190,000 State Street Corp., Ser. I, (5 yr. U.S. Treasury
Yield Curve Rate T Note Constant Maturity
+ 2.61%),
6.700%, (b)(c) ................................................... 197,546
260,000 TPG Operating Group II LP,
5.375%, 01/15/36 .............................................. 259,831
2,401,593
Food and Beverage  — 1.7%
250,000 Performance Food Group Inc.,
6.125%, 09/15/32 .............................................. 258,044
125,000 Pilgrim's Pride Corp.,
6.250%, 07/01/33 .............................................. 133,762
200,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. 137,016
528,822
Health Care  — 1.3%
201,000 CHS/Community Health Systems Inc.,
10.875%, 01/15/32 ............................................ 219,631
200,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 193,226
412,857
Real Estate  — 1.9%
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 144,215
200,000 Iron Mountain Inc.,
7.000%, 02/15/29 .............................................. 205,575
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 238,185
587,975
Semiconductors  — 0.8%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 234,340
Transportation  — 0.8%
250,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 .............................................. 252,847
TOTAL CORPORATE BONDS ....................... 7,934,384
CONVERTIBLE CORPORATE BONDS  — 3.7%
Aerospace and Defense  — 1.0%
300,000 Parsons Corp.,
2.625%, 03/01/29 .............................................. 309,150
Financial Services  — 0.2%
110,000 MARA Holdings Inc.,
Zero Coupon, 08/01/32 ................................... 75,031

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
3
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Real Estate  — 1.0%
$ 315,000 Boston Properties LP,
2.000%, 10/01/30 .............................................. $ 305,708
Telecommunication Services  — 1.5%
80,000 GDS Holdings Ltd.,
2.250%, 06/01/32 .............................................. 105,420
300,000 NextEra Energy Capital Holdings Inc.,
3.000%, 03/01/27 .............................................. 373,050
478,470
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 1,168,359
U.S. GOVERNMENT OBLIGATIONS  — 6.9%
U.S. Treasury Bonds — 3.7%
365,000 2.500%, 02/15/45 .............................................. 259,677
300,000 2.500%, 05/15/46 .............................................. 209,051
235,000 1.875%, 02/15/51 .............................................. 132,045
285,000 3.000%, 08/15/52 .............................................. 205,172
200,000 4.750%, 05/15/55 .............................................. 197,469
180,000 4.750%, 08/15/55 .............................................. 177,806
1,181,220
U.S. Treasury Notes — 3.2%
250,000 4.375%, 05/15/34 .............................................. 256,011
250,000 3.875%, 08/15/34 .............................................. 246,685
240,000 4.250%, 11/15/34 .............................................. 243,056
250,000 4.250%, 05/15/35 .............................................. 252,676
998,428
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 2,179,648
FOREIGN GOVERNMENT OBLIGATIONS  — 0.9%
Foreign Government Obligations  — 0.9%
270,000 Mexico Government International Bond,
7.375%, 05/13/55 .............................................. 291,533
Shares
SHORT TERM INVESTMENT  — 0.1%
Other Investment Companies  — 0.1%
23,617 Dreyfus Treasury Securities Cash
Management - Institutional Shares, 3.640%* 23,617
TOTAL INVESTMENTS — 100.0%
(Cost $30,556,281) ........................................... $ 31,528,497
† Non-income producing security.
(a) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of December 31, 2025.
(c) Security is perpetual and has no stated maturity date.
* 1 day yield as of December 31, 2025.
MTN Medium Term Note
REIT Real Estate Investment Trust